RISK/RETURN
Investment Objective
The Lou Holland Growth Fund (the “Fund”) primarily seeks long-term growth of capital.
The receipt of dividend income is a secondary consideration.
Fee and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund’s A Shares. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges – A Shares” on page 17 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LOU HOLLAND GROWTH FUND	Investor Shares	Institutional Shares	A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	5.75%
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the offering price)	none	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of the offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none
[1]	A CDSC of up to 1.00% of the purchase or sales price, whichever is less, is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within twelve months of purchase for the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LOU HOLLAND GROWTH FUND		Investor Shares	Institutional Shares	A Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.25%
Other Expenses		0.69%	1.06%	41.71%
Total Annual Fund Operating Expenses	[1]	1.79%	1.91%	42.81%
Fee Waiver and/or Expense Reimbursements	[2]	(0.44%)	(0.71%)	(41.41%)
Net Total Annual Fund Operating Expenses		1.35%	1.20%	1.40%
[1]	Expense information has been restated to reflect the implementation of the Fund's Rule 12b-1 plan for a complete fiscal year.
[2]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and other extraordinary expenses) of Institutional Shares and A Shares to 1.20% and 1.40%, respectively, through May 1, 2012, and of Investor Shares to 1.35% through May 1, 2013 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees (the "Board").

A CDSC of up to 1.00% of the purchase or sales price, whichever is less, is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within twelve months of purchase for the Fund.
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example LOU HOLLAND GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
Investor Shares	137	475	885	2,030
Institutional Shares	122	531	966	2,175
A Shares	709	6,207	8,334	9,550

The Institutional Shares’ and A Shares’ net expenses are used to calculate the costs of investing in Institutional Shares and A Shares for the first year only. The Investor Shares’ net expenses are used to calculate the costs of investing in Investor Shares for the first and second year.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in common stocks of mid- to large-capitalization growth companies. In pursuing its investment objective, the Fund maintains a diversified portfolio of equity securities of companies that Holland Capital Management LLC (the “Adviser”) regards as high quality companies based on earnings growing faster than the general market, reasonable valuations, strong financial condition, strong management and superior industry positions. Equity securities include preferred stocks, convertible securities, rights and warrants. The Fund invests primarily in

U.S. companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers that exhibit the growth characteristics mentioned above.

Principal Investment Risks
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Adviser Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Common Stock and Equity Securities Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. Common stocks, which are a type of equity security, are generally subordinate to other securities, including convertible and preferred securities.

Foreign Investments Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Large-Capitalization Company Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Company Risk. Securities of medium-sized companies may be more volatile and more difficult to liquidate during market downturns than securities of larger companies.

Performance Information
The following chart and table illustrate the variability of the annual returns of the Fund. The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. In addition, the table shows how the Fund’s average annual returns compare to the Russell 1000 Growth Index, a broad measure of market performance. The performance information shown for December 31, 2001, through December 31, 2009, reflects the historical performance of the Lou Holland Growth Fund, a series of The Lou Holland Trust (the “Predecessor Fund”). On January 29, 2010, the Predecessor Fund reorganized into Investor Shares of the Fund. The Predecessor Fund and the Fund have identical investment objectives and strategies that are managed by the same investment adviser. The performance of the Fund and the Predecessor Fund do not reflect sales charges. If sales charges were reflected, returns would be lower.  Updated performance information is available by calling (800) 295-9779 or at www.hollandcap.com/lhgf_perf.html.

The following chart shows the annual total return for Investor Shares for the past ten years ended December 31.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Calendar Year Total Returns.

The Fund’s calendar year-to-date total return for Investor Shares as of March 31, 2011, was 5.91%.

During the periods shown in the chart, the Fund’s highest return for a calendar quarter was 17.07% for the quarter ended June 30, 2009, and its lowest return for a calendar quarter was (21.57)% for the quarter ended December 31, 2008.

Average Annual Returns
Average Annual Total Returns LOU HOLLAND GROWTH FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Shares	14.03%	3.54%	2.24%	6.76%	Apr 29, 1996
Investor Shares After Taxes on Distributions	13.62%	3.28%	1.95%	6.36%
Investor Shares After Taxes on Distributions and Sales	9.65%	2.99%	1.84%	5.88%
Russell 1000 Growth Index (Index reflects no deductions for fees, expenses or taxes)	16.71%	3.75%	0.02%	5.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect at the time of each distribution and assumed sale, but do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Investor Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
LOU HOLLAND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lou Holland Growth Fund (the “Fund”) primarily seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The receipt of dividend income is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fee and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund’s A Shares. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges – A Shares” on page 17 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A CDSC of up to 1.00% of the purchase or sales price, whichever is less, is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within twelve months of purchase for the Fund.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's A Shares. More information about these and other discounts is available from your financial professional and in "Reduced Sales Charges - A Shares" on page 17 of the Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect the implementation of the Fund's Rule 12b-1 plan for a complete fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
The Institutional Shares’ and A Shares’ net expenses are used to calculate the costs of investing in Institutional Shares and A Shares for the first year only. The Investor Shares’ net expenses are used to calculate the costs of investing in Investor Shares for the first and second year.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in common stocks of mid- to large-capitalization growth companies. In pursuing its investment objective, the Fund maintains a diversified portfolio of equity securities of companies that Holland Capital Management LLC (the “Adviser”) regards as high quality companies based on earnings growing faster than the general market, reasonable valuations, strong financial condition, strong management and superior industry positions. Equity securities include preferred stocks, convertible securities, rights and warrants. The Fund invests primarily in

U.S. companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers that exhibit the growth characteristics mentioned above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Adviser Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Common Stock and Equity Securities Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time. Common stocks, which are a type of equity security, are generally subordinate to other securities, including convertible and preferred securities.

Foreign Investments Risk. Foreign securities are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Large-Capitalization Company Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Company Risk. Securities of medium-sized companies may be more volatile and more difficult to liquidate during market downturns than securities of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the annual returns of the Fund. The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. In addition, the table shows how the Fund’s average annual returns compare to the Russell 1000 Growth Index, a broad measure of market performance. The performance information shown for December 31, 2001, through December 31, 2009, reflects the historical performance of the Lou Holland Growth Fund, a series of The Lou Holland Trust (the “Predecessor Fund”). On January 29, 2010, the Predecessor Fund reorganized into Investor Shares of the Fund. The Predecessor Fund and the Fund have identical investment objectives and strategies that are managed by the same investment adviser. The performance of the Fund and the Predecessor Fund do not reflect sales charges. If sales charges were reflected, returns would be lower.  Updated performance information is available by calling (800) 295-9779 or at www.hollandcap.com/lhgf_perf.html.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. In addition, the table shows how the Fund's average annual returns compare to the Russell 1000 Growth Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 295-9779
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hollandcap.com/lhgf_perf.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following chart shows the annual total return for Investor Shares for the past ten years ended December 31.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance of the Fund and the Predecessor Fund do not reflect sales charges. If sales charges were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date total return for Investor Shares as of March 31, 2011, was 5.91%.

During the periods shown in the chart, the Fund’s highest return for a calendar quarter was 17.07% for the quarter ended June 30, 2009, and its lowest return for a calendar quarter was (21.57)% for the quarter ended December 31, 2008.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect at the time of each distribution and assumed sale, but do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Investor Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect at the time of each distribution and assumed sale, but do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Investor Shares.

LOU HOLLAND GROWTH FUND | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[1]
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Annual Return 2001	rr_AnnualReturn2001	(5.17%)
Annual Return 2002	rr_AnnualReturn2002	(21.48%)
Annual Return 2003	rr_AnnualReturn2003	27.66%
Annual Return 2004	rr_AnnualReturn2004	11.21%
Annual Return 2005	rr_AnnualReturn2005	(0.80%)
Annual Return 2006	rr_AnnualReturn2006	5.23%
Annual Return 2007	rr_AnnualReturn2007	9.40%
Annual Return 2008	rr_AnnualReturn2008	(34.83%)
Annual Return 2009	rr_AnnualReturn2009	39.07%
Annual Return 2010	rr_AnnualReturn2010	14.03%
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 1996
LOU HOLLAND GROWTH FUND | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.62%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
LOU HOLLAND GROWTH FUND | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
LOU HOLLAND GROWTH FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[1]
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Net Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	966
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,175
LOU HOLLAND GROWTH FUND | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	41.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	42.81%	[1]
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(41.41%)	[2]
Net Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,550
LOU HOLLAND GROWTH FUND | Russell 1000 Growth Index (Index reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%

[1]	Expense information has been restated to reflect the implementation of the Fund's Rule 12b-1 plan for a complete fiscal year.
[2]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and other extraordinary expenses) of Institutional Shares and A Shares to 1.20% and 1.40%, respectively, through May 1, 2012, and of Investor Shares to 1.35% through May 1, 2013 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees (the "Board").
[3]	A CDSC of up to 1.00% of the purchase or sales price, whichever is less, is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within twelve months of purchase for the Fund.